Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 22, 2022
Document Created Date	dei_DocumentCreationDate	Nov. 17, 2023